Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Hospital	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans (Textual)
Available-for-sale securities	$ 31,582,000	$ 31,570,000
Employee Benefit Plans (Additional Textual)
Total expense Community Health System plans	101,700,000	95,800,000	69,500,000
Liability under deferred compensation plans	71,400,000	73,200,000
Asset in non-qualified plan trust	72,500,000	75,000,000
Trading securities	30,486,000	35,092,000
Company owned life insurance contracts	42,000,000	39,900,000
Expected company contribution to Pension Plan in next year	2,700,000
Investment pattern of mutual funds, Equity securities	60.00%
Investment pattern of mutual funds, Debt	40.00%
Number of hospitals covering non contributory pension plan employees	3
Rabbi Trust [Member]
Employee Benefit Plans (Textual)
Available-for-sale securities	$ 31,600,000	$ 31,600,000
Minimum [Member]
Employee Benefit Plans (Textual)
Expected return on equity securities	7.00%
Expected return on debt securities	3.00%
Expected premium over benchmark indices	0.00%
Maximum [Member]
Employee Benefit Plans (Textual)
Expected return on equity securities	11.00%
Expected return on debt securities	6.00%
Expected premium over benchmark indices	1.50%